Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets
Goodwill and Intangible Assets

8.    Goodwill and Intangible Assets

Goodwill

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Weibo	Fintech	Total
Balance as of January 1, 2017	$10,266	$—	$10,266
New acquisitions (Note 6)	2,318	64,735	67,053
Foreign exchange impact	836	3,241	4,077
Balance as of December 31, 2017	$13,420	$67,976	$81,396
New acquisitions (Note 6)	27,152	652	27,804
Impairment provided in 2018	(10,554)	—	(10,554)
Foreign exchange impact	(672)	(3,734)	(4,406)
Balance as of December 31, 2018	$29,346	$64,894	$94,240
Foreign exchange impact	(357)	(790)	(1,147)
Balance as of December 31, 2019	$28,989	$64,104	$93,093

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of December 31 and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. As of December 31, 2018 and 2019, the Company’s gross goodwill was $104.8 million and $103.5 million, respectively, and accumulative impairment loss was $10.5 million and $10.4 million, respectively. No new acquisition incurred in 2019.

As to Weibo, no impairment provision was made in 2017 and 2019. In 2018, the Company also performed a quantitative analysis on its reporting units considering the fact of under expectation performance and decreased revenue. The Company estimated the fair value by using the income approach or market approach. The income approach considered a number of factors, which included, but were not limited to, expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and required the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of the Company’s business. Based on the assessment, the Company provided $10.6 million of impairment charge on goodwill related to Weibo VAS business as of December 31, 2018.

For other reporting units, the Company performed a qualitative analysis by taking into consideration the macroeconomics, overall financial performance, industry and market conditions and the share price of the Company, on the goodwill arising from newly acquired businesses, in addition to other entity specific factors. Based on the assessment, the Company determined that it was not necessary to perform a quantitative goodwill impairment test and concluded that no impairment indicators on its goodwill were noted as of December 31, 2017. In 2018, considering the strict government policy in Fintech industry in China and the increasing market competition, the Company performed a quantitative analysis on the reporting unit as of December 31, 2018, with the assistance of an independent third party valuer to determine the fair value of reporting unit and concluded that there was no impairment. In 2019, the performance of Fintech unit was in line with the Company's expectation. Therefore, the Company considered there was no impairment indicator for the year ended December 31, 2019.

Intangible assets

The following table summarizes the Company’s intangible assets arising from acquisitions and land use rights:

	As of December 31, 2018				As of December 31, 2019
		Accumulated	Accumulated			Accumulated	Accumulated
	Cost	Amortization	Impairment	Net	Cost	Amortization	Impairment	Net
	(In thousands)				(In thousands)
Land use rights	$202,340	$(2,341)	$—	$199,999	$199,879	$(6,315)	$—	$193,564
Technology	44,342	(22,747)	(11,598)	9,997	43,936	(24,412)	(11,457)	8,067
Supplier-relationship	9,738	(495)	—	9,243	9,619	(2,444)	—	7,175
Trademark and Domain name	5,623	(147)	—	5,476	5,555	(724)	—	4,831
Software	1,859	(1,859)	—	—	1,858	(1,858)	—	—
Others	11,275	(5,998)	(4,657)	620	11,139	(5,969)	(4,600)	570
Total	$275,177	$(33,587)	$(16,255)	$225,335	$271,986	$(41,722)	$(16,057)	$214,207

Land use rights represent the land rights acquired for the purpose of constructing offices. In 2018, the Company obtained the land use rights from local authorities with cash consideration, which is being amortized on a straight-line basis over the term of the land use right period, approximately 50 years. Amortization expense related to land use rights for the years ended December 31, 2018 and 2019 was $2.4 million and $4.0 million, respectively.

Other intangible assets mainly include technology arising from acquisition, which are amortized over the estimated useful lives ranging from one to ten years.

Amortization expense related to intangible assets for the years ended December 31, 2017, 2018 and 2019 was $4.6 million, $9.1 million and $8.5 million, respectively. In 2018, the Company recognized $12.7 million impairment loss of acquired intangible assets, which is related to Weihui business acquired in April 2017, as a result of the management's assessment that the impairment existed based on the under expectation performance of Weihui and its conclusion that Weihui was unable to provide expected synergies with the Company’s Fintech business. The impaired intangible assets consisted primarily of core technology and customer list. No impairment on acquired intangible assets was recognized for the years ended December 31, 2017 and 2019.

As of December 31, 2019, estimated expenses for amortization of intangible assets in future periods were as follows:

Year Ended December 31,	(In thousands)
2020	$8,384
2021	8,344
2022	7,835
2023	6,680
2024 and thereafter	182,434
Total expected amortization expense*	$213,677

*   The table above excludes $0.5 million of indefinite lived intangible assets which was included in the category of Others.